Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2018
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	4.00%
Inherent MSR value (basis points per loan)	39.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	206.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	78.00%
Inherent MSR value (basis points per loan)	115.00%